Intangible assets and Goodwill - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets and Goodwill
Increase in intangible assets other than goodwill	€ 10,987
Intangible assets, excluding goodwill	26,440	€ 15,453	€ 23,819
Developed Technologies
Intangible assets and Goodwill
Intangible assets, excluding goodwill	21,478	4,844	6,575
Additions	14,769
Developed Technologies | Internally generated
Intangible assets and Goodwill
Intangible assets, excluding goodwill	19,832	4,574
Customer relationships
Intangible assets and Goodwill
Intangible assets, excluding goodwill	3,447	€ 8,943	€ 14,684
Amortization	€ 5,582